Summary of selected significant accounting policies	6 Months Ended
Jun. 30, 2022
Disclosure of initial application of standards or interpretations [abstract]
Summary of selected significant accounting policies
4.	Summary of selected significant accounting policies
The Group’s significant accounting policies are set out in Note 2 to the consolidated and carve-out
financial statements as of and for each of the years ended December 31, 2021, 2020 and 2019 and conform with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), except for the following new standards and amendments to standards published by the IASB, which are effective for annual periods beginning on or after January 1, 2022.
New and amended Standards and Interpretations that are mandatorily effective for the current year
The following standards and interpretations apply for the first time to financial reporting periods commencing on or after January 1, 2022:

Title	Effective Date
Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before intended use	January 1, 2022
Amendments to IFRS 3 – Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities.	January 1, 2022
Annual Improvements to IFRS 16 Leases – amendment to remove any confusion about the treatment of lease incentives.	January 1, 2022
The adoption of such standards did not have a significant impact on the unaudited interim condensed consolidated statements of financial position or statements of operations and other comprehensive loss of the Group.

New accounting policies applied in the preparation of the unaudited interim condensed consolidated financial statements as of and for the six-months
ended June 30, 2022
Revenue recognition
Our revenue is derived from contracts with customers in accordance with IFRS 15, mainly from the Agreement with AKP (Note 2 and 8).
Based on IFRS 15, we have performed the following steps in determining the appropriate amount of revenue to be recognized as we fulfill our obligations under this agreement:

1.	Identification of the promised goods or services in the contract;

2.	Determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;

3.	Measurement of the transaction price, including the constraint on variable consideration;

4.	Allocation of the transaction price to the performance obligations; and

5.	Recognition of revenue when each performance obligation is satisfied.
For the licensing agreement we have considered a variety of factors in determining the appropriate estimates and assumptions, such as whether the elements within the agreement are distinct performance obligations, whether there are observable standalone selling prices, and whether the customer has right to use or a right to access a license. We have evaluated each performance obligation to determine if it can be satisfied and recognized as revenue at a point in time or over time.
With respect to our assessment of the Agreement with AKP (Note 2 and 8), we identified three performance obligations under the agreement (Note 8), (i) the grant of a right to use of Apraglutide intellectual property license in Japan, (ii) to conduct development services, and (iii) to provide manufacturing and supply of Apraglutide for commercial purposes.
Non-refundable
up-front
license fee and payments for development activities are considered fixed, while milestone payments and royalty payments are identified as variable consideration which must be further evaluated as to when the recognition criteria are met, and, therefore, may initially be excluded from the transaction price.
We estimate the amount of variable consideration using the most likely amount, as milestone payments typically only have two possible outcomes. We recognize revenue for sales-based royalty promised in exchange for the license of intellectual property only when the subsequent sale occurs.
We allocate transaction price by estimating standalone selling price of performance obligations and using the residual approach when the standalone selling price of the license is highly variable or uncertain.
Accordingly, we will recognize revenue for the grant of a right to use of Apraglutide intellectual property license in Japan at a point in time, as it relates to the upfront payment, when the right is granted. The regulatory milestones, sales milestones and royalties are all contingent on commercial sales of Apraglutide, and therefore, will be recognized based on the exception for sales and usage-based royalties received in exchange for licenses of intellectual property.

As it relates to the development milestone payments, these will be recognized when the payments are considered certain or highly probable, since they are considered variable consideration. This will be reassessed at each reporting period and incremental payments in the form of additional milestones would be recognized if considered certain or highly probable.
In relation to the performance obligation to conduct development services, revenue would be recognized over time, considering that the research and development services are satisfied over time. The customer has access to the activities over time as development occurs, therefore, we will recognize revenue based on the costs incurred as this method depicts the transfer of services.
As it relates to the performance obligation of manufacturing and supply of Apraglutide for commercial purposes revenue will be recognized at a point in time when the transfer of control happens.
Financial liabilities and derivatives
Financial liabilities containing embedded derivatives
On March 26, 2022, the Company entered into a Loan with Kreos (Note 2 and 18) structured to provide the EUR equivalent of up to USD 75.0 million in borrowing capacity and comprising two loan facilities of which EUR equivalent of USD 18.75 million is to be a convertible loan line and the remainder of the MLL, being a term loan of EUR equivalent of USD 56.25 million. Both loans contain various embedded derivatives related with extension clauses and early repayment clauses. In addition, the convertible loan contains an embedded derivative related to the conversion option. The Company has elected to designate both financial liabilities at fair value through profit and loss.
As of June 30, 2022, no amounts have been drawn down from these loans. Refer to Note 2 and 18 for further information on these loans.
Warrants
In connection with the term loan and convertible loan agreements with Kreos, the Company issued warrants to Kreos to purchase 324,190 ordinary shares of the Company at a determined subscription price.
The warrants are considered derivatives because there is no initial investment required, their value will vary based on future foreign currency exchange rates applied to a fixed USD price per share for the Company’s shares, and they will be settled in the future (seven years from the issue date). Although issued in connection with the Loan, the warrants have been considered standalone derivative, as described above because they are contractually transferable independently of the loans. They do not meet the criteria required for equity classification because their price is fixed in a foreign currency. Therefore, they will be recognized initially at fair value, classified as a financial liability, and measured at each reporting date at fair value with changes through profit and loss. Refer to Note 2 and 18 for further information on the warrants.